Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes fair value measurements by level at December 31, 2016 for assets and liabilities measured at fair value on a recurring basis:

	Level I		Level II	Level III	Total
Cash		$322,441			$322,441
Loans receivable, net	$		-	6,374,908	$6,374,901

The following table summarizes fair value measurements by level at December 31, 2015 for assets and liabilities measured at fair value on a recurring basis:

	Level I		Level II	Level III	Total
Cash		$485,559			$485,559
Loans receivable, net	$		-	7,124,702	7,124,702

OneMain Holdings, Inc. [Member]
Schedule of Fair Values and Carrying Values of Financial Instruments

The following table summarizes the fair values and carrying values of our financial instruments and indicates the fair value hierarchy based on the level of inputs we utilized to determine such fair values:

	Fair Value Measurements Using			Total Fair	Total Carrying
(dollars in millions)	Level 1	Level 2	Level 3	Value	Value

December 31, 2016
Assets
Cash and cash equivalents	$506	$73	$-	$579	$579
Investment securities	31	1,724	9	1,764	1,764
Net finance receivables, less allowance for finance receivable losses	-	-	13,891	13,891	13,043
Finance receivables held for sale	-	-	159	159	153
Restricted cash and cash equivalents	568	-	-	568	568
Other assets:
Commercial mortgage loans	-	-	24	24	24
Escrow advance receivable	-	-	10	10	10
Receivables related to sales of real estate loans and related trust assets	-	1	-	1	3

Liabilities
Long-term debt	$-	$14,498	$-	$14,498	$13,959

December 31, 2015
Assets
Cash and cash equivalents	$939	$-	$-	$939	$939
Investment securities	36	1,829	2	1,867	1,867
Net finance receivables, less allowance for finance receivable losses	-	-	15,943	15,943	14,967
Finance receivables held for sale	-	-	819	819	793
Restricted cash and cash equivalents	676	-	-	676	676
Other assets:
Commercial mortgage loans	-	-	62	62	62
Escrow advance receivable	-	-	11	11	11
Receivables related to sales of real estate loans and related trust assets	-	1	-	1	5

Liabilities
Long-term debt	$-	$17,616	$-	$17,616	$17,300

Schedule of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information about our assets measured at fair value on a recurring basis and indicates the fair value hierarchy based on the levels of inputs we utilized to determine such fair value:

	Fair Value Measurements Using			Total Carried
(dollars in millions)	Level 1	Level 2	Level 3 (a)	At Fair Value

December 31, 2016
Assets
Cash equivalents in mutual funds	$307	$-	$-	$307
Cash equivalents securities	-	73	-	73
Investment securities:
Available-for-sale securities
Bonds:
U.S. government and government sponsored entities	-	31	-	31
Obligations of states, municipalities, and political subdivisions	-	145	-	145
Non-U.S. government and government sponsored entities	-	118	-	118
Corporate debt	-	1,025	-	1,025
RMBS	-	100	-	100
CMBS	-	108	-	108
CDO/ABS	-	98	4	102
Total bonds	-	1,625	4	1,629
Preferred stock	8	8	-	16
Common stock	17	-	-	17
Other long-term investments	-	-	2	2
Total available-for-sale securities (b)	25	1,633	6	1,664
Other securities
Bonds:
Non-U.S. government and government sponsored entities	-	1	-	1
Corporate debt	-	83	2	85
RMBS	-	1	-	1
CMBS	-	1	-	1
CDO/ABS	-	5	-	5
Total bonds	-	91	2	93
Preferred stock	6	-	-	6
Total other securities	6	91	2	99
Total investment securities	31	1,724	8	1,763
Restricted cash in mutual funds	553	-	-	553
Total	$891	$1,797	$8	$2,696

(a)	Due to the insignificant activity within the Level 3 assets during 2016, we have omitted the additional disclosures relating to the changes in Level 3 assets measured at fair value on a recurring basis and the quantitative information about Level 3 unobservable inputs.

(b)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2016, which is carried at cost.

Fair Value Measurements Using				Total Carried
(dollars in millions)	Level 1	Level 2	Level 3 (a)		At Fair Value

December 31, 2015
Assets
Cash equivalents in mutual funds	$240	$-	$-		$240
Investment securities:
Available-for-sale securities
Bonds:
U.S. government and government sponsored entities	-	111	-		111
Obligations of states, municipalities, and political subdivisions	-	140	-		140
Non-U.S. government and government sponsored entities	-	126	-		126
Corporate debt	-	999	-		999
RMBS	-	128	-		128
CMBS	-	116	-		116
CDO/ABS	-	71	-		71
Total bonds	-	1,691	-		1,691
Preferred stock	6	7	-		13
Common stock	23	-	-		23
Other long-term investments	-	-	2		2
Total available-for-sale securities (b)	29	1,698	2		1,729
Trading and other securities
Bonds:
Non-U.S. government and government sponsored entities	-	3	-		3
Corporate debt	-	124	-		124
RMBS	-	2	-		2
CMBS	-	2	-		2
Total bonds	-	131	-		131
Preferred stock	6	-	-		6
Total trading and other securities (c)	6	131	-		137
Total investment securities	35	1,829	2		1,866
Restricted cash in mutual funds	277	-	-		277
Total	$552	$1,829	$2		$2,383

(a)	Due to the insignificant activity within the Level 3 assets during 2015, we have omitted the additional disclosures relating to the changes in Level 3 assets measured at fair value on a recurring basis and the quantitative information about Level 3 unobservable inputs.

(b)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2015, which is carried at cost.

(c)	The fair value of other securities totaled $128 million at December 31, 2015.

Schedule of Assets Measured at Fair Value on Non-recurring Basis

Assets measured at fair value on a non-recurring basis on which we recorded impairment charges were as follows:

	Fair Value Measurements Using *				Impairment
(dollars in millions)	Level 1	Level 2	Level 3	Total	Charges

At or for the Year Ended December 31, 2016
Assets
Finance receivables held for sale	$-	$-	$159	$159	$4
Real estate owned	-	-	5	5	2
Total	$-	$-	$164	$164	$6

At or for the Year Ended December 31, 2015
Assets
Real estate owned	$-	$-	$11	$11	$3
Total	$-	$-	$11	$11	$3

*	The fair value information presented in the table is as of the date the fair value adjustment was recorded.

Quantitative Information About Level 3 Inputs for Assets Measured on Nonrecurring Basis

Quantitative information about Level 3 inputs for our assets measured at fair value on a non-recurring basis at December 31, 2016 and 2015 was as follows:

Range (Weighted Average)
	Valuation Technique(s)	Unobservable Input	December 31, 2016	December 31, 2015
Finance receivables held for sale	Income approach	Market value for similar type loan transactions to obtain a price point	*	-
Real estate owned	Market approach	Third-party valuation	*	*

*	We applied the third-party exception which allows us to omit certain quantitative disclosures about unobservable inputs for the assets measured at fair value on a non-recurring basis included in the table above. As a result, the weighted average ranges of the inputs for these assets are not applicable.